Offerings - Offering: 1	Sep. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,940.75
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This Registration Statement on Form S-1 (this “Registration Statement”) covers shares of common stock, par value of $0.0001 per share (“Common Stock”), of Retension Pharmaceuticals, Inc. (the “Company” or “Registrant”) to be issued and sold by the Company pursuant to the Underwriting Agreement by and between the Company and the Underwriters named therein, including shares that may be sold pursuant to the Underwriters’ over-allotment option, if any.